Significant Accounting Judgments Estimates and Assumptions	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Judgements And Estimates Assumptions [Abstract]
Significant Accounting Judgments Estimates and Assumptions
4.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Judgments, estimates and assumptions are continually evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ materially from these estimates. The key areas where judgments, estimates and assumptions have been made are summarized below.

(i)	Significant judgments in applying accounting policies
The areas which require management to make significant judgments in applying the Company’s accounting policies are:
a)
Impairment analysis – property, plant and equipment and evaluation and exploration assets
As required under IAS 36 and IFRS 6, the Company reviews its property, plant and equipment and its evaluation and exploration assets for impairment based on results to date and when events and changes in circumstances indicate that the carrying value of the assets may not be recoverable. The Company is required to make certain judgments in assessing indicators of impairment. The Company’s assessment was that as at December 31, 2020 and 2019, indicators of impairment existed. The indicators were that the enterprise value was significantly below the total assets, combined with a market capitalization significantly lower than the net assets of the Company. These conditions have been present for a prolonged period of time.

b)
Revenue recognition – variable consideration
The Company is required to make certain judgments in assessing the variable consideration in relation to the revenue recognition related to transactions under the Dunebridge Sales Agreement (Note 16). The Company has applied judgment to determine whether it is highly probable that a significant reversal of the amount will not occur in the future. This is an area of significant judgment as the amount of consideration is highly susceptible to factors outside of the Company’s control, including but not limited to the uncertainty over the
COVID-19
pandemic and the resulting macroeconomic factors causing significant volatility over diamond prices. Furthermore, the timing of subsequent sale of these diamonds is not determinable and outside of Management’s control, as Dunebridge has control as owner of the diamonds.

ii)	Significant accounting estimates and assumptions
The areas which require management to make significant estimates and assumptions in determining carrying values include, but are not limited to:
a)
Mineral reserves and resources
Mineral reserve and resource estimates include numerous uncertainties and depend heavily on geological interpretations and statistical inferences drawn from drilling and other data, and require estimates of the future price for the commodity and future cost of operations. The mineral reserve and resources are subject to uncertainty and actual results may vary from these estimates. Results from drilling, testing and production, as well as material changes in commodity prices and operating costs subsequent to the date of the estimate, may justify revision of such estimates. Changes in the proven and probable mineral reserves or measured and indicated and inferred mineral resources estimates may impact the carrying value of the properties. This will also impact the carrying value of the decommissioning and restoration liability and future depletion charges.
b)
Provision for decommissioning and restoration
The decommissioning and restoration liability and the accretion recorded are based on estimates of future cash flows, discount rates, and assumptions regarding timing. The estimates are subject to change and the actual costs for the decommissioning and restoration liability may change significantly. Significant assumptions exist for the determination of what constitutes decommissioning and restoration. Judgment has been applied by management to determine which decommissioning and restoration costs have been appropriately capitalized to inventory, based on the nature of the costs incurred upon reaching commercial production.
c)
Deferred taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and on unused losses carried forward, and are measured using the substantively enacted tax rates that are expected to be in effect when the differences are expected to reverse or losses are expected to be utilized. Deferred tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, including forecasts which include taxable profits, it is probable that they will be realized. Significant judgment is involved in determining when an adequate track record has been established to support the accuracy of the assumptions related to the forecasts of taxable profits.